ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-2624

                                 (617) 951-7000
                               FAX: (617) 951-7050

                                January 29, 2001

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   The Alliance Portfolios (the "Issuer")
            (File Nos. 811-05088 and 33-12988)--
            Alliance Growth Fund (the "Fund")

Ladies and Gentlemen:

      We are filing today, through EDGAR, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Rule"), the Fund's Annual Notice on Form 24F-2, making definite the number of shares registered under the Rule during the Funds' fiscal year ended October 31, 2000.

      Please direct any questions concerning this filing to me at (617)
951-7569.

                                    Very truly yours,

                                    JOHN B. MCGINTY, JR.

                                    John B. McGinty, Jr.

JBM/jbm:MHODMA.Active;8407770;1

Enclosures

cc:   Andrew L. Gangolf, Esq.
      J.B. Kittredge, Esq.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Name and Address of issuer:

      The Alliance Portfolios
      1345 Avenue of the Americas
      New York, New York  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

            Alliance Growth Fund

3.    Investment Company Act File Number:

            811-05088

      Securities Act File Number:

            33-12988

4(a). Last day of fiscal year for which this Form is filed:

            October 31, 2000

4(b). |_|   Check box if this Form is being filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).  (See
            Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). |_|   Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):          $ 6,477,452,234

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                 $(5,751,053,040)

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                                     $(0)
                                                                           ----

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                  $(5,751,053,040)

      (v)   Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:            $726,399,194

      (vi)  Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                            $0
                                                                             --

      (vii) Multiplier for determining registration fee (See
            Instruction C.9):                                         x$0.00025
                                                                        -------

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                  =$181,599.80

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:        N/A
                                                                        -------

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
      number here:                                                          N/A
                                                                        -------

7.    Interest due - if this Form is being filed more than 90 days after
      the end of the issuer's fiscal year (see Instruction D):              +$0
                                                                            ---

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii)plus line 7]:                                   =$181,599.80
                                                                   ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

      |X|   Wire Transfer

      |_|   Mail or other means

                                   Signature

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Andrew L. Gangolf
                                      ---------------------------------------
                                               Andrew L. Gangolf
                                               Assistant Clerk

Date January 25, 2001
     ------------------------

* Please print the name and title of the signing officer below the signature.